FMI Large Cap Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Commercial Services Sector - 2.8%
Advertising/Marketing Services - 2.8%
Omnicom Group Inc.	545,000	$47,147,950

Consumer Non-Durables Sector - 2.6%
Household/Personal Care - 2.6%
Unilever PLC - SP - ADR	885,000	42,904,800

Consumer Services Sector - 4.5%
Other Consumer Services - 4.5%
Booking Holdings Inc.(a)	21,000	74,491,620

Distribution Services Sector - 8.4%
Food Distributors - 2.9%
Sysco Corp.	650,000	47,534,500
		$–
Wholesale Distributors - 5.5%
Ferguson PLC	475,000	91,708,250
Total Distribution Services		139,242,750

Electronic Technology Sector - 9.4%
Computer Processing Hardware - 4.7%
Sony Group Corp. - SP - ADR	815,000	77,172,350
		$–
Semiconductors - 4.7%
Micron Technology Inc.	920,000	78,512,800
Total Electronic Technology		155,685,150

Finance Sector - 20.0%
Investment Banks/Brokers - 5.5%
The Charles Schwab Corp.	1,335,000	91,848,000
		$–
Investment Managers - 5.1%
BlackRock Inc.	45,000	36,531,000
Northern Trust Corp.	560,000	47,252,800
		83,783,800
Multi-Line Insurance - 4.8%
Arch Capital Group Ltd.(a)	460,000	34,164,200
Progressive Corp.	280,000	44,598,400
		78,762,600
Property/Casualty Insurance - 4.6%
Berkshire Hathaway Inc. - Class B(a)	215,000	76,681,900
Total Finance		331,076,300

Health Services Sector - 6.4%
Managed Health Care - 4.5%
UnitedHealth Group Inc.	140,000	73,705,800
		$–
Medical/Nursing Services - 1.9%
Fresenius Medical Care AG & Co. KGaA - SP - ADR	1,530,000	31,869,900
Total Health Services		105,575,700

Health Technology Sector - 4.8%
Medical Specialties - 4.8%
Koninklijke Philips N.V. – SP - ADR(a)	1,905,000	44,443,650
Smith & Nephew PLC - SP - ADR	1,305,000	35,600,400
		80,044,050
Total Health Technology		80,044,050

Industrial Services Sector - 1.7%
Contract Drilling - 1.7%
Schlumberger Ltd.	555,000	28,882,200

Process Industries Sector - 4.5%
Containers/Packaging - 4.5%
Avery Dennison Corp.	365,000	73,788,400

Producer Manufacturing Sector - 12.9%
Building Products - 7.9%
Carlisle Cos. Inc.	195,000	60,923,850
Masco Corp.	1,050,000	70,329,000
		131,252,850
Electrical Products - 1.5%
Eaton Corp. PLC	100,000	24,082,000
		$–
Industrial Machinery - 3.5%
Carrier Global Corp.	1,020,000	58,599,000
Total Producer Manufacturing		213,933,850

Retail Trade Sector - 10.5%
Apparel/Footwear Retail - 1.3%
The TJX Cos. Inc.	230,000	21,576,300
		$–
Discount Stores - 6.1%
Dollar General Corp.	375,000	50,981,250
Dollar Tree Inc.(a)	350,000	49,717,500
		100,698,750
Specialty Stores - 3.1%
CarMax Inc.(a)	665,000	51,032,100
Total Retail Trade		173,307,150

Technology Services Sector - 10.2%
Information Technology Services - 2.3%
CDW Corp.	170,000	38,644,400
		$–
Internet Software/Services - 5.3%
Alphabet Inc. - Class A(a)	625,000	87,306,250
		$–
Packaged Software - 2.6%
SAP SE - SP - ADR	275,000	42,512,250
Total Technology Services		168,462,900
TOTAL COMMON STOCKS (Cost $1,114,240,593)		1,634,542,820

SHORT-TERM INVESTMENT - 1.3%
Money Market Fund - 1.3%
First American Treasury Obligations Fund - Class X, 5.29%(b)	21,092,388	21,092,388
TOTAL SHORT-TERM INVESTMENT (Cost $21,092,388)		21,092,388

TOTAL INVESTMENTS – 100.0% (Cost $1,135,332,981)		1,655,635,208
Other Assets in Excess of Liabilities - 0.0%		1,054,025
TOTAL NET ASSETS - 100.0%		$1,656,689,233

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
SP - ADR – Sponsored American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of December 31, 2023.

FMI Large Cap Fund Summary of Fair Value Exposure at December 31, 2023 (Unaudited)
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value. The fair value hierarchy is categorized into three levels based on the  inputs as follows:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 – Unobservable inputs for the asset or liability.

The following table summarizes the Fund’s investments as of December 31, 2023, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,634,542,820	$–	$–	$1,634,542,820
Money Market Fund	21,092,388	–	–	21,092,388
Total Investments	$1,655,635,208	$–	$–	$1,655,635,208

Refer to the Schedule of Investments for industry classifications.